Schedule of investments
Delaware Ivy Crossover Credit Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 0.21%
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	8,000	$ 7,760
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	32,000	25,920
Total Convertible Bonds (cost $36,306)		33,680

Corporate Bonds — 91.92%
Banking — 12.41%
Bank of America
1.898% 7/23/31 μ	500,000	384,843
2.482% 9/21/36 μ	15,000	11,056
6.204% 11/10/28 μ	15,000	15,514

Bank of New York Mellon 5.834% 10/25/33 μ	30,000	31,195
Fifth Third Bancorp 4.337% 4/25/33 μ	15,000	13,748
Goldman Sachs Group 2.383% 7/21/32 μ	1,000,000	778,323
JPMorgan Chase & Co. 2.522% 4/22/31 μ	500,000	410,248
KeyCorp 4.789% 6/1/33 *, μ	19,000	17,995
Morgan Stanley 6.296% 10/18/28 μ	35,000	36,193
PNC Financial Services Group 6.20% 9/15/27 *, μ, ψ	30,000	29,392
State Street
5.751% 11/4/26 μ	10,000	10,247
5.82% 11/4/28 μ	10,000	10,345
SVB Financial Group
4.00% 5/15/26 μ, ψ	55,000	36,370
4.57% 4/29/33 *, μ	17,000	15,088
Truist Financial
4.95% 9/1/25 μ, ψ	45,000	43,137
6.123% 10/28/33 *, μ	7,000	7,387

US Bancorp 2.491% 11/3/36 μ	150,000	114,505
		1,965,586
Basic Industry — 0.38%
Celanese US Holdings
6.05% 3/15/25	35,000	34,893
6.165% 7/15/27	25,000	24,698
		59,591
Brokerage — 3.62%
Jefferies Financial Group 2.625% 10/15/31	750,000	573,926
		573,926
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods — 0.42%
Boeing 3.75% 2/1/50	75,000	$ 51,807
Parker-Hannifin 4.25% 9/15/27	15,000	14,578
		66,385
Communications — 13.73%
AMC Networks 4.25% 2/15/29 *	30,000	18,737
AT&T
3.50% 6/1/41	500,000	374,818
3.50% 9/15/53	40,000	27,177
3.65% 6/1/51	500,000	354,416

CCO Holdings 144A 4.75% 2/1/32 #, *	40,000	32,510
Charter Communications Operating
3.85% 4/1/61	25,000	14,547
3.90% 6/1/52	750,000	473,649

Crown Castle 1.05% 7/15/26	500,000	432,612
Directv Financing 144A 5.875% 8/15/27 #	55,000	49,311
Verizon Communications
2.65% 11/20/40	500,000	339,336
2.875% 11/20/50	90,000	56,813
		2,173,926
Consumer Cyclical — 8.62%
Amazon.com 2.50% 6/3/50	35,000	22,217
Aptiv 3.10% 12/1/51	22,000	13,087
General Motors Financial 1.25% 1/8/26	500,000	440,819
Levi Strauss & Co. 144A 3.50% 3/1/31 #, *	5,000	3,975
NVR 3.00% 5/15/30	1,000,000	841,740
VICI Properties 4.95% 2/15/30	45,000	42,897
		1,364,735
Consumer Non-Cyclical — 6.55%
CVS Health
2.70% 8/21/40	5,000	3,473
4.78% 3/25/38	40,000	36,597

JBS USA LUX 144A 3.00% 2/2/29 #	34,000	28,214
Royalty Pharma
3.30% 9/2/40	700,000	488,293
3.35% 9/2/51	55,000	34,121

Universal Health Services 1.65% 9/1/26	500,000	429,202
US Foods 144A 4.75% 2/15/29 #	20,000	17,782
		1,037,682
Electric — 1.77%
Duke Energy 5.00% 8/15/52	25,000	22,319
Duke Energy Carolinas 3.95% 11/15/28	25,000	24,039
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Schedule of investments
Delaware Ivy Crossover Credit Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Indianapolis Power & Light 144A 5.65% 12/1/32 #	40,000	$ 41,151
NextEra Energy Capital Holdings 3.00% 1/15/52	20,000	13,148
Oglethorpe Power 144A 4.50% 4/1/47 #	40,000	31,949
PacifiCorp 5.35% 12/1/53	25,000	24,898
Southern California Edison 3.45% 2/1/52	55,000	39,391
Vistra Operations 144A 5.125% 5/13/25 #	85,000	83,273
		280,168
Energy — 5.64%
Energy Transfer
5.30% 4/15/47	250,000	209,224
5.75% 2/15/33	25,000	24,507
6.25% 4/15/49	45,000	42,061

Kinder Morgan 5.45% 8/1/52 *	60,000	54,167
Marathon Oil 5.20% 6/1/45 *	65,000	55,918
ONEOK 6.10% 11/15/32	40,000	40,121
Targa Resources Partners 5.00% 1/15/28	45,000	43,001
Williams Cos. 4.85% 3/1/48	500,000	424,955
		893,954
Finance Companies — 3.83%
AerCap Ireland Capital DAC 3.00% 10/29/28	90,000	75,563
Air Lease
4.125% 12/15/26 μ, ψ	67,000	46,063
5.85% 12/15/27	25,000	25,016

Aviation Capital Group 144A 1.95% 1/30/26 #	37,000	32,250
Avolon Holdings Funding 144A 3.25% 2/15/27 #	500,000	428,558
		607,450
Insurance — 6.59%
Aon 2.80% 5/15/30	500,000	427,567
Athene Global Funding 144A 1.985% 8/19/28 #	20,000	16,126
Berkshire Hathaway Finance 3.85% 3/15/52	30,000	24,071
Brighthouse Financial 3.85% 12/22/51	40,000	25,399
First American Financial 2.40% 8/15/31	750,000	549,964
		1,043,127
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts — 4.38%
American Homes 4 Rent 3.625% 4/15/32	50,000	$ 42,192
Digital Realty Trust 5.55% 1/15/28	25,000	25,210
Extra Space Storage
2.35% 3/15/32	75,000	56,941
2.55% 6/1/31	725,000	568,949
		693,292
Technology — 23.98%
Alphabet 2.05% 8/15/50	55,000	32,393
Autodesk 2.85% 1/15/30	750,000	646,519
Broadcom 144A 3.419% 4/15/33 #	500,000	402,243
CDW 3.276% 12/1/28	35,000	30,031
CoStar Group 144A 2.80% 7/15/30 #	1,000,000	818,929
Entegris Escrow 144A 4.75% 4/15/29 #	75,000	68,547
Microchip Technology 0.983% 9/1/24	750,000	694,935
Oracle 6.15% 11/9/29	30,000	31,210
Sensata Technologies 144A 3.75% 2/15/31 #	30,000	24,725
ServiceNow 1.40% 9/1/30	750,000	575,452
Thomson Reuters 3.35% 5/15/26	500,000	473,620
		3,798,604
Total Corporate Bonds (cost $17,957,597)		14,558,426

Municipal Bonds — 0.60%
Commonwealth of Puerto Rico(Restructured)
Series A-1 2.986% 7/1/24^	1,232	1,142
Series A-1 4.00% 7/1/35	2,689	2,270

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	110,384	92,447
Total Municipal Bonds (cost $108,531)		95,859

Non-Agency Asset-Backed Securities — 0.44%
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	70,000	69,020
Total Non-Agency Asset-Backed Securities (cost $69,994)		69,020

2    NQ-IV040 [12/22] 2/23 (2745475)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 6.25%
Money Market Mutual Funds — 6.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	247,416	$ 247,416
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	247,415	247,415
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	247,415	247,415
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	247,416	247,416
Total Short-Term Investments (cost $989,662)		989,662

Total Value of Securities Before Securities Lending Collateral—99.42% (cost $19,162,090)		15,746,647

Securities Lending Collateral — 0.03%
Money Market Mutual Fund — 0.03%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	4,150	4,150
Total Securities Lending Collateral (cost $4,150)		4,150

Total Value of Securities—99.45% (cost $19,166,240)		15,750,797■
Obligation to Return Securities Lending Collateral — (0.03%)		(4,150)
Receivables and Other Assets Net of Liabilities — 0.58%		91,710
Net Assets Applicable to 1,909,863 Shares Outstanding—100.00%		$15,838,357

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $2,156,323, which represents 13.61% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
*	Fully or partially on loan.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
■	Includes $235,169 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $239,561.
Summary of abbreviations:
DAC – Designated Activity Company
LIBOR – London Interbank Offered Rate
USD – US Dollar
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